OMB APPROVAL
OMB Number: 3235-0582
Expires: May 31, 2021
Estimated average burden hours per response 7.2

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number	811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street, Milwaukee, WI	53212
(Address of principal executive offices)	(Zip code)

Constance Dye Shannon 235 W. Galena Street, Milwaukee, WI 53212
(Name and address of agent for service)

Registrant's telephone number, including area code:	(414) 299-2295

Date of fiscal year end:	April 30

Date of reporting period:	July 1, 2018 - June 30, 2019

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. PROXY VOTING RECORD.

Form N-PX	Proxy Voting Record
Fund Name:	Palmer Square Strategic Credit Fund
Reporting Period:	07/1/2018 to 06/30/2019

Vote Summary

WESTERN DIGITAL CORPORATION

Security	958102105	Meeting Type	Annual

Ticker Symbol	WDC	Meeting Date	07-Nov-2018

ISIN	US9581021055	Agenda	934880673 - Management

Record Date	10-Sep-2018	Holding Recon Date	10-Sep-2018

City /	Country	/	United	Vote Deadline Date	06-Nov-2018
States

SEDOL(s)	Quick Code

Item	Proposal	Proposed	Vote	Management	For/Against	Preferred Provider	For/Against Preferred
by	Recommendation	Management	Recommendation	Provider Recommendation

1a.	Election of Directors (Majority Voting)	Management	For	For	For	For
For

Management
1b.	Election of Directors (Majority Voting)	For	For	For	For
For

Management
1c.	Election of Directors (Majority Voting)	For	For	For	For
For

Management	For	For	For
1d.	Election of Directors (Majority Voting)	For	For

1e.	Election of Directors (Majority Voting)	Management	For	For	For	For
For

1f.	Election of Directors (Majority Voting)	Management	For	For	For	For
For

Management
1g.	Election of Directors (Majority Voting)	For	For	For	For
For

Management
1h.	Election of Directors (Majority Voting)	For	For	For	For
For

Management	For	For	For
1i.	Election of Directors (Majority Voting)	For	For

2.	14A Executive Compensation	Management	For	For	For	For
For

3.	Amend Stock Compensation Plan	Management	For	For	For	For
For

Management
4.	Amend Employee Stock Purchase Plan	For	For	For	For
For

Management
5.	Ratify Appointment of Independent Auditors	For	For	For	For
For

Ballot Shares	Unavailable	Vote Date	Date
Account	Account Name	Custodian
Internal Account

Shares	Confirmed
Number

PSQIX
143509.4	PALMER SQUARE	UMB BANK,
205	0	08-Oct-2018	08-Nov-2018

STRATEGIC CREDIT	N.A.

FUND

VISTRA ENERGY CORP

Security	92840M102	Meeting Type	Annual

Ticker Symbol	VST	Meeting Date	20-May-2019

ISIN	US92840M1027	Agenda	935012005 - Management

Record Date	15-Apr-2019	Holding Recon Date	15-Apr-2019

City /	Country	/	United	Vote Deadline Date	17-May-2019
States

SEDOL(s)	Quick Code

Item	Proposal	Proposed	Vote	Management	For/Against	Preferred Provider	For/Against Preferred
by	Recommendation	Management	Recommendation	Provider Recommendation

1.	Election of Directors	Management

1	Paul M. Barbas	For	For	For	For
For

2	Cyrus Madon	For	For	For	For
For

3	Geoffrey D. Strong	For	For	For	For
For

4	Bruce E. Zimmerman	For	For	For	For
For

Management
2.	14A Executive Compensation	For	For	For	For
For

Management
3.	Amend Stock Compensation Plan	For	For	For	For
For

Management	For	For	For
4.	Ratify Appointment of Independent Auditors	For	For

Account	Custodian	Ballot Shares	Unavailable	Vote Date	Date
Account Name
Internal Account

Number	Shares	Confirmed

PSQIX
143509.4	PALMER SQUARE	UMB BANK,
297	0	30-Apr-2019	21-May-2019

STRATEGIC CREDIT	N.A.

FUND

EXELA TECHNOLOGIES, INC.

Security	30162V102	Meeting Type	Annual

Ticker Symbol	XELA	Meeting Date	31-May-2019

ISIN	US30162V1026	Agenda	935025381 - Management

Record Date	26-Apr-2019	Holding Recon Date	26-Apr-2019

City /	Country	/	United	Vote Deadline Date	30-May-2019
States

SEDOL(s)	Quick Code

Item	Proposal	Proposed	Vote	Management	For/Against	Preferred Provider	For/Against Preferred
by	Recommendation	Management	Recommendation	Provider Recommendation

1.	Election of Directors	Management

1	Mr. Joshua M. Black	For	For	For	For
For

2	Mr. James G. Reynolds	For	For	For	For
For

3	Mr. John H. Rexford	For	For	For	For
For

Management
2.	Ratify Appointment of Independent Auditors	For	For	For	For
For

Management
3.	14A Executive Compensation	For	For	For	For
For

Ballot Shares	Unavailable	Vote Date	Date
Account	Account Name	Custodian
Internal Account

Shares	Confirmed
Number

PSQIX
143509.4	PALMER SQUARE	UMB BANK,
1,820	0	09-May-2019	03-Jun-2019

STRATEGIC CREDIT	N.A.

FUND

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)		Investment Managers Series Trust

By (Signature and Title)*		/s/ Maureen Quill
Maureen Quill, President

Date	July 19, 2019

*	Print the name and title of each signing officer under his or her signature.